Label	Element	Value
CRM LARGE CAP OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001322252_SupplementTextBlock

CRM MUTUAL FUND TRUST

CRM Large Cap Opportunity Fund (the “Fund”)

Institutional Shares and Investor Shares

Supplement dated June 7, 2017 to the Summary Prospectus, Prospectus and Statement of Additional Information dated October 28, 2016

This supplement should be read in conjunction with the Summary Prospectus, Prospectus or Statement of Additional Information, as applicable.

CHANGES TO MANAGEMENT FEE AND EXPENSE CAPS

Effective June 7, 2017, the Fund’s investment advisory fee is reduced to 0.55% of the Fund’s average daily net assets. In addition, effective June 7, 2017, the Fund’s contractual expense caps are reduced to 0.90% of the average daily net assets of Investor Shares of the Fund and 0.65% of the average daily net assets of Institutional Shares of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	CRM LARGE CAP OPPORTUNITY FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Under the heading “Fees and Expenses” in the Summary Prospectus and Prospectus, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Under the heading “Fees and Expenses” in the Summary Prospectus and Prospectus, the Expense Example table is deleted in its entirety and replaced with the following:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
CRM LARGE CAP OPPORTUNITY FUND | INVESTOR
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2],[3]
Fee Waiver & Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver & Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,366
CRM LARGE CAP OPPORTUNITY FUND | INSTITUTIONAL
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Miscellaneous Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2],[3]
Fee Waiver & Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver & Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,031

[1]	Restated to reflect current fees.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annualfund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 0.90%and 0.65% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1,2018. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financialhighlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.